SCHEDULE OF PRINCIPAL COMPONENTS OF DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES (Details) - CNY (¥)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	¥ 3,752	¥ 3,644
Operating lease liabilities	7,909	6,668
Allowance for receivables	626,460	565,519
Total deferred tax assets	638,121	575,831
Less: valuation allowance	(3,752)	(3,644)
Total deferred tax assets, net	634,369	572,187
Total deferred tax liabilities
Deferred tax assets, net	¥ 634,369	¥ 572,187